Material accounting policies (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Himax Technologies Limited Himax Taiwan | ROC
Statement [line items]
Investor	Himax Technologies, Inc.
Subsidiary	Himax Technologies Limited (“Himax Taiwan”)
Main activities	IC design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	100.00%	100.00%
Himax Technologies Korea Ltd | South Korea
Statement [line items]
Investor	Himax Technologies, Inc.
Subsidiary	Himax Technologies Korea Ltd.
Main activities	IC design and sales
Jurisdiction of Incorporation	South Korea
Percentage of Ownership	100.00%	100.00%
Himax Technologies Japan Ltd | Japan
Statement [line items]
Investor	Himax Technologies, Inc.
Subsidiary	Himax Technologies Japan Ltd.
Main activities	Sales
Jurisdiction of Incorporation	Japan
Percentage of Ownership	100.00%	100.00%
Himax Semiconductor Hong Kong Limited | Hong Kong operations
Statement [line items]
Investor	Himax Technologies, Inc.
Subsidiary	Himax Semiconductor (Hong Kong) Limited
Main activities	Investments
Jurisdiction of Incorporation	Hong Kong
Percentage of Ownership	100.00%	100.00%
Viewsil Microelectronics Kunshan Limited Viewsil | PRC
Statement [line items]
Investor	Himax Technologies, Inc.
Subsidiary	Viewsil Microelectronics (Kunshan) Limited (“Viewsil”) (1)
Main activities	IC design and sales
Jurisdiction of Incorporation	PRC
Percentage of Ownership	49.00%
Viewsil Technology Limited | British Virgin Islands
Statement [line items]
Investor	Viewsil Microelectronics (Kunshan) Limited
Subsidiary	Viewsil Technology Limited (1)
Main activities	IC sales
Jurisdiction of Incorporation	British Virgin Islands
Percentage of Ownership	49.00%
Himax Technologies Samoa Inc | Samoa
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	Himax Technologies (Samoa), Inc.
Main activities	Investments
Jurisdiction of Incorporation	Samoa
Percentage of Ownership	100.00%	100.00%
Himax Technologies Suzhou Co Ltd | PRC
Statement [line items]
Investor	Himax Technologies (Samoa), Inc.
Subsidiary	Himax Technologies (Suzhou) Co., Ltd.
Main activities	Sales and technical support
Jurisdiction of Incorporation	PRC
Percentage of Ownership	100.00%	100.00%
Himax Technologies Shenzhen Co Ltd | PRC
Statement [line items]
Investor	Himax Technologies (Samoa), Inc.
Subsidiary	Himax Technologies (Shenzhen) Co., Ltd.
Main activities	Sales and technical support
Jurisdiction of Incorporation	PRC
Percentage of Ownership	100.00%	100.00%
Himax Display Inc | ROC
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	Himax Display, Inc.
Main activities	LCoS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	92.08%	83.54%
Integrated Microdisplays Limited | Hong Kong operations
Statement [line items]
Investor	Himax Display, Inc.
Subsidiary	Integrated Microdisplays Limited
Main activities	LCoS design
Jurisdiction of Incorporation	Hong Kong
Percentage of Ownership	92.08%	83.54%
Himax Display (USA) Inc. | Delaware USA
Statement [line items]
Investor	Himax Display, Inc.
Subsidiary	Himax Display (USA) Inc.
Main activities	LCoS and MEMS design, sales and technical support
Jurisdiction of Incorporation	Delaware, USA
Percentage of Ownership	92.08%	83.54%
Himax Analogic Inc | ROC
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	Himax Analogic, Inc.
Main activities	IC design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	98.62%	98.62%
Himax Imaging Inc | Cayman Islands
Statement [line items]
Investor	Himax Technologies, Inc.
Subsidiary	Himax Imaging, Inc.
Main activities	Investments
Jurisdiction of Incorporation	Cayman Islands
Percentage of Ownership	100.00%	100.00%
Himax Imaging Ltd Imaging Taiwan | ROC
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	Himax Imaging, Ltd. (“Imaging Taiwan”)
Main activities	IC design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	98.43%	98.42%
Himax Imaging Corp | California USA
Statement [line items]
Investor	Himax Imaging, Ltd.
Subsidiary	Himax Imaging Corp.
Main activities	IC design
Jurisdiction of Incorporation	California, USA
Percentage of Ownership	98.43%	98.42%
Harvest Investment Limited | ROC
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	Harvest Investment Limited
Main activities	Investments
Jurisdiction of Incorporation	ROC
Percentage of Ownership	100.00%	100.00%
Liqxtal Technology Inc | ROC
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	Liqxtal Technology Inc.
Main activities	LC Lens design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	62.26%	62.26%
Himax IGI Precision Ltd | Delaware USA
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	Himax IGI Precision Ltd.
Main activities	3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation	Delaware, USA
Percentage of Ownership	100.00%	100.00%
CMVT | ROC
Statement [line items]
Investor	Himax Technologies Limited
Subsidiary	CM Visual Technology Corp.
Main activities	Omniwide film products design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	77.63%	66.71%